Segment Reporting - Disclosure of Detailed Information about EBITDA for Each Segment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ 381,414	S/ 578,261	S/ 657,658
Engineering and Construction [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	55,766	51,147	44,003
Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	290,335	403,554	409,626
Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	32,555	56,821	240,991
Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	(93,931)	(417,954)	49,671
Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ 96,689	S/ 484,693	S/ (86,632)